Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Balance, beginning of year	$ 101	$ 117
Net additions (dispositions)	(5)	(7)
Decrease due to changes in estimates	(1)	(1)
Settlements	(16)	(16)
Accretion charges	6	8
Balance, end of year	85	101
Current portion	16	17
Long-term portion	$ 69	$ 84